UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer: Sentry Variable Life Account I
                               1800 North Point Drive
                               Stevens Point, WI  54481
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2. The name of each series or class of funds for which this Form is filed:  N/A
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3. Investment Company Act File Number:  811-04327
   Securities Act File Number:          2-98441
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4(a). Last day of fiscal year for which this form is filed: December 31, 2001
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4(b). [ ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
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4(c). [ ] Check box if this is the last time the issuer will be filing this form.
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5. Calculation of registration fee:

  (i) Aggregate sale price of securities sold
       during the fiscal year in reliance on
       rule 24(f):                                               $2,042,605.00

 (ii) Aggregate price of securities redeemed
        or repurchased during the fiscal
        year:                                    $1,020,996.00

(iii)  Aggregate price of securities redeemed
       or repurchased during any prior fiscal
       year ending no earlier than October 11,
       1995 that were not previously used to
       reduce registration fees payable to the
       Commission:                                 $      0.00

 (iv) Total available redemption credits [add
       items 5(ii) and 5(iii):                                   $1,020,996.00

  (v) Net sales--if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item (i)]:                                                $1,021,609.00

 (vi)  Redemption credits available for use in
       future years--if Item 5(i) is less than
       Item 5(iv)[subtract Item 5(iv) from
       Item 5(i)]:                                 $      0.00

(vii) Multiplier for determining registration fee
        (See Instruction C.9):                                   x     .000239

(viii) Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if no
        fee is due):                                            =$      255.40
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6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.
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7. Interest due--if this form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction d): +$-------------
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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:    =$255.40
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9. Date the registration fee and any interest payment was sent to the commission's lockbox depository:

           Method of Delivery:
                                 [ ]  Wire Transfer
                                 [x]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By:      s/William M. O'Reilly
         William M. O'Reilly, Secretary


Date: February 15, 2002